UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
  (Address of principal executive offices)                          (Zip code)


                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------

Date of reporting period: September 30, 2008
                          ------------------



EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. SCHEDULE OF INVESTMENTS.



PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)                                            BAILLIE GIFFORD EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.1%
BRAZIL - 10.3%
All America Latina Logistica                                             180,800                  $   1,225,048
B2W Companhia Global do Varejo                                            53,200                      1,239,159
Companhia de Concessoes Rodoviarias                                      116,500                      1,495,394
Companhia Vale do Rio Doce ADR                                            73,100                      1,399,865
Lojas Renner SA                                                          102,300                      1,176,825
MMX Mineracao e Metalicos SA (a)                                         110,600                        514,885
OGX Petroleo e Gas Participacoes SA (a)                                    3,400                        682,133
Petroleo Brasileiro SA ADR                                               216,800                      9,528,360
                                                                                                  -------------
                                                                                                     17,261,669
                                                                                                  -------------
CANADA - 0.2%
Katanga Mining Ltd. (a)                                                   84,780                        401,094
                                                                                                  -------------

CHINA - 11.5%
China Insurance International Holdings Co., Ltd.                         800,000                      1,520,797
China Mobile Ltd.                                                        210,000                      2,079,891
China National Building Material Co., Ltd., Class H                      746,000                        837,819
China Railway Group Ltd., Class H (a)                                     48,000                         28,623
China Resources Enterprise Ltd.                                          776,000                      1,856,959
China Shenhua Energy Co., Ltd., Class H                                  669,000                      1,594,016
China Unicom Ltd.                                                      1,626,000                      2,425,068
CNOOC Ltd. (a)                                                         2,547,000                      2,903,134
GOME Electrical Appliances Holdings Ltd. (a)                           4,785,000                      1,386,626
Jiangsu Express Co., Ltd., Class H                                     1,150,000                        850,168
Kingboard Chemical Holdings Ltd.                                         389,500                      1,311,819
Li Ning Co., Ltd.                                                        897,000                      1,552,697
Parkson Retail Group Ltd.                                                920,000                      1,007,167
                                                                                                  -------------
                                                                                                     19,354,784
                                                                                                  -------------
COLOMBIA - 0.9%
Bancolombia SA ADR                                                        55,300                      1,573,285
                                                                                                  -------------

CZECH REPUBLIC - 1.0%
CEZ AS                                                                    26,400                      1,609,927
                                                                                                  -------------

EGYPT - 0.7%
Egyptian Financial Group - Hermes Holding                                188,800                      1,172,375
                                                                                                  -------------

INDIA - 4.3%
ACC Ltd.                                                                 121,000                      1,584,349
Housing Development & Infrastructure Ltd.                                 66,085                        239,490
Idea Cellular Ltd. (a)                                                   713,200                      1,141,211
Reliance Capital Ltd. (a)                                                 21,200                        516,198
Reliance Industries Ltd. GDR (a)                                          91,400                      3,793,689
                                                                                                  -------------
                                                                                                      7,274,937
                                                                                                  -------------




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PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)                                            BAILLIE GIFFORD EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
INDONESIA - 4.4%
PT Bank Mandiri                                                        7,500,500                  $   2,107,776
PT Bank Rakyat Indonesia                                               3,567,000                      2,042,609
PT Indosat Tbk                                                         3,075,000                      1,989,130
PT Telekomunikasi Indonesia Tbk                                        1,721,500                      1,305,273
                                                                                                  -------------
                                                                                                      7,444,788
                                                                                                  -------------
IRELAND - 0.4%
Kenmare Resources Plc. (a)                                             1,847,161                        633,800
                                                                                                  -------------

LUXEMBOURG - 1.2%
Ternium SA ADR                                                           113,600                      2,003,904
                                                                                                  -------------

MALAYSIA - 1.9%
Public Bank Berhad                                                       545,500                      1,576,681
Sime Darby Berhad                                                        810,864                      1,554,598
                                                                                                  -------------
                                                                                                      3,131,279
                                                                                                  -------------
MEXICO - 6.7%
America Movil SA de CV, Series L ADR                                     117,700                      5,456,572
Grupo Financiero Banorte SA de CV, Class O                               519,700                      1,650,757
Grupo Mexico SAB de CV, Series B                                       1,733,369                      1,814,237
Wal-Mart de Mexico SA de CV, Series V                                    658,780                      2,296,383
                                                                                                  -------------
                                                                                                     11,217,949
                                                                                                  -------------
RUSSIA - 7.8%
AO VimpelCom ADR                                                          59,800                      1,213,940
Evraz Group SA GDR Reg S                                                  18,700                        706,860
Gazprom ADR Reg S (a)                                                    168,000                      5,199,600
Mechel ADR (a)                                                            60,400                      1,084,784
Mining and Metallurgical Co., Norilsk Nickel ADR                         163,200                      2,154,240
Wimm-Bill-Dann Foods ADR (a)                                              22,100                      1,569,100
X5 Retail Group NV GDR (a)                                                54,500                      1,152,675
                                                                                                  -------------
                                                                                                     13,081,199
                                                                                                  -------------
SOUTH AFRICA - 5.3%
GEM Diamonds Ltd. (a)                                                     98,200                      1,200,750
Impala Platinum Holdings Ltd.                                            180,100                      3,610,417
Massmart Holdings Ltd.                                                    91,756                        831,058
Naspers Ltd., Class N (a)                                                169,100                      3,287,797
                                                                                                  -------------
                                                                                                      8,930,022
                                                                                                  -------------
SOUTH KOREA - 12.0%
Cheil Industries, Inc.                                                    88,000                      3,769,502
Daegu Bank                                                                74,800                        650,731
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                        23,600                        570,960
Hyundai Development Co.                                                    6,799                        245,045
Hyundai Marine & Fire Insurance Co., Ltd.                                 48,700                        754,538
NHN Corp. (a)                                                              6,700                        832,677
ORION Corp.                                                                3,600                        575,666
Samsung C&T Corp.                                                         20,490                        877,694
Samsung Electronics Co., Ltd.                                              5,729                      2,558,458
Samsung Fire & Marine Insurance Co., Ltd.                                 19,100                      3,259,953
Samsung Heavy Industries Co., Ltd.                                        39,800                      1,022,246
SK Telecom Co., Ltd.                                                      10,800                      1,838,850
Shinsegae Co., Ltd.                                                        5,650                      2,630,846
Yuhan Corp.                                                                3,339                        594,793
                                                                                                  -------------
                                                                                                     20,181,959
                                                                                                  -------------




SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)                                            BAILLIE GIFFORD EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
TAIWAN - 9.8%
China Life Insurance Co., Ltd. (a)                                     2,871,880                  $   1,231,896
Evergreen Marine Corp.                                                 2,451,000                      1,089,452
Far Eastern Department Stores Ltd. (a)                                 2,380,524                      1,516,894
High Tech Computer Corp.                                                 100,900                      1,521,113
Hon Hai Precision Industry Co., Ltd. GDR Reg S                         1,168,467                      4,067,834
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                       3,653,314                      5,961,767
Yang Ming Marine Transport                                             2,991,107                      1,013,415
                                                                                                  -------------
                                                                                                     16,402,371
                                                                                                  -------------
THAILAND - 1.0%
Bank of Ayudhya PCL NVDR                                               3,450,100                      1,651,644
                                                                                                  -------------

TURKEY - 4.1%
Turkiye Garanti Bankasi AS (a)                                         1,199,526                      2,887,923
Turkiye Is Bankasi, Class C                                              960,500                      4,043,017
                                                                                                  -------------
                                                                                                      6,930,940
                                                                                                  -------------
TURKMENISTAN - 1.3%
Dragon Oil Plc. (a)                                                      688,345                      2,159,414
                                                                                                  -------------

UNITED KINGDOM - 4.9%
Imperial Energy Corp. Plc. (a)                                           315,820                      5,725,028
International Personal Finance                                           580,800                      2,567,410
                                                                                                  -------------
                                                                                                      8,292,438
                                                                                                  -------------
VIETNAM - 0.4%
Vietnam Resource Investments Holdings Ltd. (a)                            81,700                        684,238
                                                                                                  -------------

TOTAL COMMON STOCKS
     (cost $165,547,491)                                                                            151,394,016
                                                                                                  -------------

PREFERRED STOCKS - 3.7%
BRAZIL -- 3.7%
Banco Bradesco SA                                                        171,716                      2,701,771
Itausa - Investimentos Itau SA                                           729,993                      3,530,851
                                                                                                  -------------

TOTAL PREFERRED STOCKS
     (cost $5,113,739)                                                                                6,232,622
                                                                                                  -------------

WARRANTS(A) - 0.0%
VIETNAM - 0.0%
Vietnam Resource Investments Holdings Ltd.
     expiring on 6/18/09
     (cost $0)                                                             8,170                            408
                                                                                                  -------------

TOTAL INVESTMENTS - 93.8%
     (cost $170,661,230)                                                                            157,627,046
Other assets less liabilities - 6.2%                                                                 10,411,916
                                                                                                  -------------
NET ASSETS - 100.0%                                                                               $ 168,038,962
                                                                                                  =============




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PERIOD ENDED JUNE 30, 2008.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2008 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $170,661,230. Net unrealized depreciation aggregated $13,034,184 of which $18,484,373 related to appreciated investment securities and $31,518,557 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                  INVESTMENTS
                    VALUATION INPUTS                             IN SECURITIES
--------------------------------------------------------------------------------
 LEVEL 1 - QUOTED PRICES                                         $ 157,627,046
--------------------------------------------------------------------------------
 LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                               -
--------------------------------------------------------------------------------
 LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                   -
--------------------------------------------------------------------------------
 TOTAL                                                           $ 157,627,046
--------------------------------------------------------------------------------





SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)                                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.1%
AUSTRALIA - 3.2%
Brambles Ltd.                                                            134,660                      $ 817,893
Woodside Petroleum Ltd.                                                   15,974                        642,615
Woolworths Ltd.                                                           26,430                        567,065
                                                                                                  -------------
                                                                                                      2,027,573
                                                                                                  -------------
BELGIUM - 0.7%
Groupe Bruxelles Lambert SA                                                5,585                        474,111
                                                                                                  -------------

BERMUDA - 1.0%
Seadrill Ltd.                                                             32,071                        648,222
                                                                                                  -------------

BRAZIL - 4.9%
All America Latina Logistica                                              50,500                        342,173
Companhia Vale do Rio Doce ADR                                            47,300                        837,210
Petroleo Brasileiro SA ADR                                                52,600                      1,968,292
                                                                                                  -------------
                                                                                                      3,147,675
                                                                                                  -------------
CANADA - 6.3%
EnCana Corp.                                                              15,054                        962,255
Ivanhoe Mines Ltd. (a)                                                    67,224                        407,821
OPTI Canada, Inc. (a)                                                     17,500                        181,880
Potash Corp. of Saskatchewan, Inc.                                         3,600                        467,167
Ritchie Bros. Auctioneers, Inc.                                           25,302                        606,848
ShawCor Ltd., Class A                                                     10,040                        202,084
Shoppers Drug Mart Corp.                                                  14,583                        704,324
SNC-Lavalin Group, Inc.                                                   14,657                        530,475
                                                                                                  -------------
                                                                                                      4,062,854
                                                                                                  -------------
CHINA - 6.2%
Cheung Kong (Holdings) Ltd.                                               59,000                        655,399
China High Speed Transmission Equipment Group Co., Ltd.                  215,000                        387,669
China Shenhua Energy Co., Ltd., Class H                                  125,000                        297,836
Hang Seng Bank Ltd.                                                       36,600                        680,209
Hong Kong Exchanges & Clearing Ltd.                                       48,500                        581,549
Industrial and Commercial Bank of China Ltd., Class H                  1,229,000                        724,957
Pacific Basin Shipping Ltd.                                              423,000                        343,223
Suntech Power Holdings Co., Ltd. ADR (a)                                   8,500                        304,895
                                                                                                  -------------
                                                                                                      3,975,737
                                                                                                  -------------
DENMARK - 1.7%
A P Moller - Maersk AS, B Shares                                              61                        521,367
Novozymes AS, B Shares                                                     6,816                        596,679
                                                                                                  -------------
                                                                                                      1,118,046
                                                                                                  -------------
FINLAND - 0.6%
Kone Oyj, Class B                                                         13,900                        370,968
                                                                                                  -------------

FRANCE - 3.8%
Alstom (a)                                                                 8,120                        601,825
Electricite de France                                                      9,875                        706,515
Essilor International SA                                                  10,047                        495,491
Vallourec SA                                                               3,100                        657,778
                                                                                                  -------------
                                                                                                      2,461,609
                                                                                                  -------------
GERMANY - 3.2%
Celesio AG                                                                16,598                        715,285
Deutsche Telekom AG                                                       24,810                        375,502
Q-Cells AG (a)                                                             3,300                        275,340
SAP AG                                                                    13,007                        687,694
                                                                                                  -------------
                                                                                                      2,053,821
                                                                                                  -------------
INDIA - 1.0%
Reliance Industries Ltd. GDR 144A*                                         7,400                        614,295
                                                                                                  -------------




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PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)                                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
ISRAEL - 1.3%
Teva Pharmaceutical Industries Ltd. ADR                                   17,500                      $ 801,325
                                                                                                  -------------

ITALY - 1.3%
Intesa Sanpaolo                                                           95,440                        515,460
UniCredit SpA                                                             78,094                        284,932
                                                                                                  -------------
                                                                                                        800,392
                                                                                                  -------------
JAPAN - 7.0%
Asahi Breweries Ltd.                                                      28,200                        488,749
Canon, Inc.                                                               20,100                        723,233
Daikin Industries Ltd.                                                     7,600                        248,406
Mitsui & Co., Ltd.                                                        40,000                        481,515
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)                        16,900                        555,560
Rakuten, Inc.                                                              1,151                        633,150
SMC Corp. (a)                                                              4,500                        459,897
Sumitomo Realty & Development Co., Ltd. (a)                               25,000                        521,594
Yamada Denki Co., Ltd. (a)                                                 5,220                        388,925
                                                                                                  -------------
                                                                                                      4,501,029
                                                                                                  -------------
LUXEMBOURG - 0.9%
ArcelorMittal                                                             11,361                        560,533
                                                                                                  -------------

MEXICO - 1.4%
America Movil SA de CV, Series L ADR                                      19,800                        917,928
                                                                                                  -------------

NETHERLANDS - 1.5%
Heineken Holding NV                                                       17,952                        696,726
James Hardie Industries NV CDI                                            67,819                        265,873
                                                                                                  -------------
                                                                                                        962,599
                                                                                                  -------------
NORWAY - 0.9%
Fred Olsen Energy ASA (a)                                                 10,306                        389,593
Marine Harvest (a)                                                       417,622                        202,726
                                                                                                  -------------
                                                                                                        592,319
                                                                                                  -------------
RUSSIA - 0.8%
Mobile TeleSystems ADR (a)                                                 9,100                        509,691
                                                                                                  -------------

SINGAPORE - 2.3%
DBS Group Holdings Ltd.                                                   61,000                        715,940
United Overseas Bank Ltd.                                                 62,000                        728,544
                                                                                                  -------------
                                                                                                      1,444,484
                                                                                                  -------------
SOUTH KOREA - 3.4%
Samsung C&T Corp.                                                         15,400                        659,663
Samsung Heavy Industries Co., Ltd.                                        20,110                        516,517
Shinsegae Co., Ltd.                                                        1,030                        479,606
SK Telecom Co., Ltd.                                                       3,000                        510,792
                                                                                                  -------------
                                                                                                      2,166,578
                                                                                                  -------------
SWEDEN - 3.5%
Atlas Copco AB, B Shares                                                  84,134                        829,545
Sandvik AB                                                                51,411                        530,865
Svenska Handelsbanken AB, A Shares                                        41,394                        902,354
                                                                                                  -------------
                                                                                                      2,262,764
                                                                                                  -------------
SWITZERLAND - 3.5%
Nestle SA                                                                 30,430                      1,308,117
Swiss Life Holding                                                         2,450                        351,576
Swisscom AG                                                                1,992                        588,939
                                                                                                  -------------
                                                                                                      2,248,632
                                                                                                  -------------
TAIWAN - 2.4%
Hon Hai Precision Industry Co., Ltd. GDR Reg S (a)                        69,402                        483,225
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)                     111,861                      1,048,138
                                                                                                  -------------
                                                                                                      1,531,363
                                                                                                  -------------




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PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2008 (UNAUDITED)                                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 12.3%
BG Group Plc.                                                             57,757                  $   1,042,872
BHP Billiton Plc.                                                         52,500                      1,178,154
British American Tobacco Plc.                                             26,735                        874,447
Capita Group Plc.                                                         48,338                        601,397
Cookson Group Plc.                                                        33,000                        274,105
Experian Group Ltd.                                                       53,562                        350,858
HBOS Plc.                                                                123,200                        268,788
Man Group Plc.                                                            59,798                        358,931
Rio Tinto Plc.                                                            14,562                        900,933
Rolls-Royce Group Plc.                                                    94,299                        565,600
Sage Group Plc. (The)                                                    125,361                        436,397
Smith & Nephew Plc.                                                       43,000                        452,974
Tesco Plc.                                                                83,600                        577,573
                                                                                                  -------------
                                                                                                      7,883,029
                                                                                                  -------------

TOTAL INVESTMENTS - 75.1%
      (cost $60,468,948)                                                                             48,137,577
Other assets less liabilities - 24.9%                                                                15,991,017
                                                                                                  -------------
NET ASSETS - 100.0%                                                                               $  64,128,594
                                                                                                  =============

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

* Securities are exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $60,468,948. Net unrealized depreciation aggregated $12,331,371 of which $277,984 related to appreciated investment securities and $12,609,355 related to depreciated investment securities.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                   INVESTMENTS
                    VALUATION INPUTS                              IN SECURITIES
--------------------------------------------------------------------------------
 LEVEL 1 - QUOTED PRICES                                          $ 48,137,577
--------------------------------------------------------------------------------
 LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                               -
--------------------------------------------------------------------------------
 LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                   -
--------------------------------------------------------------------------------
 TOTAL                                                            $ 48,137,577
--------------------------------------------------------------------------------




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PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.1%
AUSTRALIA - 4.7%
Brambles Ltd.                                                            375,682                    $ 2,281,803
Woodside Petroleum Ltd.                                                   91,386                      3,676,351
Woolworths Ltd.                                                          123,720                      2,654,458
                                                                                                  -------------
                                                                                                      8,612,612
                                                                                                  -------------
BRAZIL - 7.4%
Banco Itau Holding Financeira SA ADR                                     204,200                      3,573,500
Companhia Vale do Rio Doce ADR                                           151,400                      2,679,780
Petroleo Brasileiro SA ADR                                               196,800                      7,364,256
                                                                                                  -------------
                                                                                                     13,617,536
                                                                                                  -------------
CHINA - 6.9%
Baidu.com, Inc. ADR (a)                                                    3,200                        794,336
China Mobile Ltd.                                                        434,000                      4,298,441
CNOOC Ltd. (a)                                                         1,704,000                      1,942,262
Esprit Holdings Ltd.                                                     399,700                      2,437,525
Hong Kong Exchanges & Clearing Ltd.                                      213,000                      2,554,019
Li & Fung Ltd.                                                           260,000                        622,177
                                                                                                  -------------
                                                                                                     12,648,760
                                                                                                  -------------
DENMARK - 3.4%
Novo Nordisk AS, B Shares                                                 33,916                      1,730,343
Novozymes AS, B Shares                                                    11,658                      1,020,552
Vestas Wind Systems AS (a)                                                40,279                      3,419,901
                                                                                                  -------------
                                                                                                      6,170,796
                                                                                                  -------------
FRANCE - 4.2%
Essilor International SA                                                  70,794                      3,491,367
L'Oreal SA                                                                26,508                      2,578,487
PPR                                                                       19,800                      1,743,400
                                                                                                  -------------
                                                                                                      7,813,254
                                                                                                  -------------
GERMANY - 8.8%
Adidas AG                                                                 51,313                      2,722,341
Bayerische Motoren Werke AG                                               38,733                      1,491,821
Celesio AG                                                                43,490                      1,874,187
K+S AG                                                                    10,748                        754,104
Q-Cells AG (a)                                                            26,410                      2,203,551
SAP AG                                                                   113,556                      6,003,823
Solarworld AG                                                             24,181                      1,034,939
                                                                                                  -------------
                                                                                                     16,084,766
                                                                                                  -------------
IRELAND - 0.4%
Allied Irish Banks Plc.                                                   82,256                        670,137
                                                                                                  -------------

ITALY - 3.7%
Intesa Sanpaolo                                                          600,822                      3,244,968
UniCredit SpA                                                            994,420                      3,628,220
                                                                                                  -------------
                                                                                                      6,873,188
                                                                                                  -------------




SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
JAPAN - 12.1%
Canon, Inc.                                                               98,600                    $ 3,547,798
Hoya Corp. (a)                                                            93,100                      1,806,490
Japan Tobacco, Inc. (a)                                                      416                      1,543,861
Komatsu Ltd. (a)                                                         151,100                      2,383,954
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)                        75,200                      2,472,076
Nintendo Co., Ltd. (a)                                                     7,500                      3,065,982
Rakuten, Inc.                                                              3,107                      1,709,121
SMC Corp. (a)                                                             31,100                      3,178,402
Sumitomo Heavy Industries Ltd. (a)                                       235,000                      1,082,419
Yamada Denki Co., Ltd.                                                    20,040                      1,493,114
                                                                                                  -------------
                                                                                                     22,283,217
                                                                                                  -------------
LUXEMBOURG - 0.6%
Oriflame Cosmetics SA                                                     22,656                      1,031,627
                                                                                                  -------------

MEXICO - 2.0%
America Movil SA de CV, Series L ADR                                      42,900                      1,988,844
Wal-Mart de Mexico SA de CV, Series V                                    510,300                      1,778,809
                                                                                                  -------------
                                                                                                      3,767,653
                                                                                                  -------------
NETHERLANDS - 2.1%
Heineken Holding NV                                                       66,283                      2,572,475
James Hardie Industries NV CDI                                           307,251                      1,204,528
                                                                                                  -------------
                                                                                                      3,777,003
                                                                                                  -------------
RUSSIA - 2.1%
Gazprom ADR Reg S (a)                                                    124,750                      3,861,013
                                                                                                  -------------

SINGAPORE - 0.7%
Singapore Exchange Ltd.                                                  298,000                      1,277,709
                                                                                                  -------------

SOUTH AFRICA - 0.7%
Impala Platinum Holdings Ltd.                                             67,000                      1,343,131
                                                                                                  -------------

SOUTH KOREA - 1.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                        64,040                      1,549,333
Samsung Fire & Marine Insurance Co., Ltd.                                  5,074                        866,021
Shinsegae Co., Ltd.                                                        1,540                        717,080
                                                                                                  -------------
                                                                                                      3,132,434
                                                                                                  -------------
SPAIN - 2.9%
Banco Santander SA                                                       180,800                      2,666,588
Industria de Diseno Textil SA (a)                                         63,328                      2,641,035
                                                                                                  -------------
                                                                                                      5,307,623
                                                                                                  -------------
SWEDEN - 5.6%
Atlas Copco AB, A Shares                                                 478,314                      5,316,315
Sandvik AB                                                               343,512                      3,547,075
Svenska Handelsbanken AB, A Shares                                        62,566                      1,363,885
                                                                                                  -------------
                                                                                                     10,227,275
                                                                                                  -------------
SWITZERLAND - 7.8%
Adecco SA                                                                 15,612                        671,682
Compagnie Financiere Richemont SA (a)                                    114,449                      4,991,354
Geberit AG                                                                14,457                      1,758,693
Syngenta AG                                                               12,370                      2,616,869
UBS AG                                                                   265,605                      4,372,859
                                                                                                  -------------
                                                                                                     14,411,457
                                                                                                  -------------




SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2008.


PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2008 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                   SHARES                  U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
TAIWAN - 1.3%
Hon Hai Precision Industry Co., Ltd.  GDR Reg S (a)                       26,662                  $     185,640
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                         235,581                      2,207,394
                                                                                                  -------------
                                                                                                      2,393,034
                                                                                                  -------------
UNITED KINGDOM - 15.0%
BG Group Plc.                                                            182,551                      3,296,178
BHP Billiton Plc.                                                        252,555                      5,667,594
Bunzl Plc.                                                                76,159                        891,874
Capita Group Plc.                                                         68,849                        856,584
Lloyds TSB Group Plc.                                                    348,000                      1,404,962
Meggitt Plc.                                                             579,239                      1,928,126
Rolls-Royce Group Plc.                                                   445,301                      2,670,888
Signet Jewelers Ltd.                                                      37,000                        732,052
Standard Chartered Plc.                                                  209,680                      5,026,854
Tesco Plc.                                                               734,370                      5,073,594
                                                                                                  -------------
                                                                                                     27,548,706
                                                                                                  -------------
TOTAL COMMON STOCKS
     (cost $229,375,588)                                                                            172,852,931
                                                                                                  -------------

PREFERRED STOCKS - 2.3%
GERMANY - 2.3%
Porsche Automobil Holding SE
     (cost $6,327,373)                                                    39,186                      4,266,354
                                                                                                  -------------

TOTAL INVESTMENTS - 96.4%
      (cost $235,702,961)                                                                           177,119,285
Other assets less liabilities - 3.6%                                                                  6,663,404
                                                                                                  -------------
NET ASSETS - 100.0%                                                                               $ 183,782,689
                                                                                                  =============

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $235,702,961. Net unrealized depreciation aggregated $58,583,676 of which $252,156 related to appreciated investment securities and $58,835,832 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                  INVESTMENTS
                   VALUATION INPUTS                              IN SECURITIES
--------------------------------------------------------------------------------
 LEVEL 1 - QUOTED PRICES                                         $ 177,119,285
--------------------------------------------------------------------------------
 LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                               -
--------------------------------------------------------------------------------
 LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                   -
--------------------------------------------------------------------------------
 TOTAL                                                           $ 177,119,285
--------------------------------------------------------------------------------




SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)       BAILLIE GIFFORD FUNDS
              -------------------------------



By (Signature and Title)  /s/ R Robin Menzies
                          --------------------------
                          R ROBIN MENZIES, PRESIDENT

                              November 19, 2008
                              -----------------
                                    DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)  /s/ R Robin Menzies
                          --------------------------
                          R ROBIN MENZIES, PRESIDENT

                              November 19, 2008
                              -----------------
                                    DATE



By (Signature and Title)  /s/ Nigel Cessford
                          -------------------------
                          NIGEL CESSFORD, TREASURER

                              November 19, 2008
                              -----------------
                                    DATE


                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.